Net Defined Benefit Liability (Asset)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liability (Asset)
27.	NET DEFINED BENEFIT LIABILITY(ASSET)
The Group’s pension plan is based on the defined benefit retirement pension plan. Employees and directors with one or more years of service are entitled to receive payment upon termination of their employment, based on their length of service and rate of salary at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.

The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of assets
The defined benefit obligation was estimated with an interest rate calculated based on the return on high quality corporate bond. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in the return on high quality corporate bond
A decrease in the return on high quality corporate bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation
Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability (asset) are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Present value of defined benefit obligation	1,751,605	1,982,526

Fair value of plan assets (*)	(1,892,290)	(2,157,163)

Net defined benefit liabilities (assets) (*)	(140,685)	(174,637)
Intercompany transaction adjustments	—	269,170

Net defined benefit liabilities (assets) (after intercompany offsets)	(140,685)	94,533

(*)	The amount before intercompany offsets within the consolidated entity.

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2023	2024	2025
	Beginning balance	1,377,545	1,574,087	1,751,605
	Current service cost	132,302	143,051	161,468
	Past service cost (*)	—	—	28,060
	Interest cost	72,683	70,959	76,312
Remeasurements	Financial assumption	70,284	88,078	(36,629)
	Demographic assumptions	—	(264)	2,767
	Experience adjustments	13,926	(18,547)	37,161
	Retirement benefit paid	(92,146)	(101,008)	(136,267)
	Foreign currencies translation adjustments	80	401	779
	Changes due to business combinations	—	—	101,464
	Others	(587)	(5,152)	(4,194)

	Ending balance	1,574,087	1,751,605	1,982,526

(*)	This was caused by changes in the criteria for assessing ordinary wages during the year ended December 31, 2025.

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Beginning balance	1,661,623	1,807,408	1,892,290
Interest income	91,550	84,981	78,326
Remeasurements	(23,752)	(15,323)	(12,240)
Employer’s contributions	175,220	115,159	261,143
Retirement benefit paid	(94,607)	(94,940)	(138,874)
Changes due to business combinations	—	—	80,980
Others	(2,626)	(4,995)	(4,462)

Ending balance	1,807,408	1,892,290	2,157,163

(4)	The fair value of the plan assets by composition as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Cash and due from banks and others	1,892,290	2,157,163
Meanwhile, among plan assets, realized returns on plan assets amount to 69,658 million Won and
66,086
million Won for the years ended December 31, 2024 and 2025, respectively. The contribution expected to be paid in the next accounting year amounts to
159,332
million won.

(5)	Amounts related to the defined benefit plan that are recognized in the consolidated statements of comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Current service cost	132,302	143,051	161,468
Past service cost (*1)	—	—	28,060
Net interest income (expense)	(18,867)	(14,022)	(2,014)

Cost recognized in net income	113,435	129,029	187,514

Remeasurements (*2)	107,962	84,590	15,539

Cost recognized in total comprehensive income	221,397	213,619	203,053

(*1)	This was caused by changes in the criteria for assessing ordinary wages during the year ended December 31, 2025.
(*2)	Amount before tax
Retirement benefits related to defined contribution plans recognized as expenses are 6,217 million Won, 5,470 million Won and
13,885
million Won for the years ended December 31, 2023, 2024 and 2025, respectively.

(6)	Key actuarial assumptions used in net defined benefit liability(asset) measurement are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
Discount rate	4.25% ~ 5.15%	3.68% ~ 4.62%	3.6% ~ 5.48%
Future wage growth rate	2.24% ~ 5.79%	2.40% ~ 6.01%	2.40% ~ 6.39%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
The weighted average maturity of defined benefit liability is a minimum of
4.67
to a maximum
10.64
years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2024	December 31, 2025
Discount rate	Increase by 1% point	(182,522)	(166,963)
	Decrease by 1% point	213,568	192,449
Future wage growth rate	Increase by 1% point	214,942	193,539
	Decrease by 1% point	(185,974)	(170,732)